UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09145

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Semiannual Report

May 31, 2021

California (CEV)    •    New York (EVY)

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2021

Eaton Vance

Municipal Income Trusts

Eaton Vance

California Municipal Income Trust

May 31, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	01/29/1999	2.32%	7.87%	4.33%	7.41%
Fund at Market Price	—	3.25	12.36	3.90	6.63

Bloomberg Barclays Municipal Bond Index	—	1.40%	4.74%	3.52%	4.29%

% Premium/Discount to NAV[3]

					–7.40%

Distributions[4]

Total Distributions per share for the period					$0.283
Distribution Rate at NAV					3.84%
Taxable-Equivalent Distribution Rate at NAV					8.37
Distribution Rate at Market Price					4.15
Taxable-Equivalent Distribution Rate at Market Price					9.04

% Total Leverage[5]

Residual Interest Bond (RIB) Financing					36.06%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Income Trust

May 31, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	01/29/1999	3.16%	8.60%	4.37%	7.10%
Fund at Market Price	—	10.86	22.01	5.03	6.96

Bloomberg Barclays Municipal Bond Index	—	1.40%	4.74%	3.52%	4.29%

% Premium/Discount to NAV[3]

					–1.65%

Distributions[4]

Total Distributions per share for the period					$0.275
Distribution Rate at NAV					3.63%
Taxable-Equivalent Distribution Rate at NAV					7.21
Distribution Rate at Market Price					3.69
Taxable-Equivalent Distribution Rate at Market Price					7.32

% Total Leverage[5]

RIB Financing					33.00%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Trusts

May 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five and ten year periods is the impact of the 2016 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

On April 12, 2021, the New York Trust’s Board of Trustees approved a Plan of Liquidation and Termination for New York Trust. At a special meeting of shareholders held on June 25, 2021, New York Trust shareholders were asked to approve the liquidation and termination of New York Trust. The special meeting was adjourned to July 14, 2021.

4

Eaton Vance

California Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000’s omitted)	Value

Other — 1.2%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$1,303,234

Total Corporate Bonds — 1.2% (identified cost $1,040,000)		$1,303,234

Tax-Exempt Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000’s omitted)	Value

Housing — 0.6%

California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$534	$625,805

Total Tax-Exempt Mortgage-Backed Securities — 0.6% (identified cost $601,575)		$625,805

Tax-Exempt Municipal Obligations — 140.1%
Security	Principal Amount (000’s omitted)	Value

Education — 11.8%

California State University, 5.00%, 11/1/41(2)	$6,275	$7,547,068

University of California, 5.00%, 5/15/46(2)	4,075	4,851,899

		$12,398,967

Electric Utilities — 4.7%

Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$4,961,800

		$4,961,800

Escrowed / Prerefunded — 19.6%

California Educational Facilities Authority, (Harvey Mudd College):

Prerefunded to 12/1/21, 5.25%, 12/1/31	$195	$200,051

Prerefunded to 12/1/21, 5.25%, 12/1/36	330	338,547

California Educational Facilities Authority, (University of San Francisco):

Prerefunded to 10/1/21, 6.125%, 10/1/36	120	122,364

Prerefunded to 10/1/21, 6.125%, 10/1/36	115	117,246

California Health Facilities Financing Authority, (Sutter Health),

Prerefunded to 11/15/26, 5.00%, 11/15/46(2)	2,445	3,025,688

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

California Municipal Finance Authority, (University of San Diego):

Prerefunded to 10/1/21, 5.00%, 10/1/31	$415	$421,731

Prerefunded to 10/1/21, 5.00%, 10/1/35	285	289,623

Prerefunded to 10/1/21, 5.25%, 10/1/26	810	823,802

Prerefunded to 10/1/21, 5.25%, 10/1/27	850	864,484

Prerefunded to 10/1/21, 5.25%, 10/1/28	895	910,251

Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(2)	5,250	6,470,887

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(2)	6,000	6,965,940

		$20,550,614

General Obligations — 45.9%

Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(2)	$3,325	$4,125,594

Albany Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	1,630	1,906,839

Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	1,207,878

California, 4.00%, 3/1/46(2)	2,000	2,379,240

Franklin-McKinley School District, CA, (Election of 2020), 4.00%, 8/1/44	750	866,738

Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/42	1,000	1,163,550

Illinois, 5.00%, 2/1/39	2,000	2,174,400

La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(2)	6,750	8,327,881

Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(2)	3,500	4,166,995

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/42(2)	6,000	7,136,820

Palo Alto, CA, (Election of 2008), 5.00%, 8/1/40	3,180	3,190,430

Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	536,050

San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(2)	6,000	7,384,620

Shoreline Unified School District, CA, (Election of 2018), 4.00%, 8/1/40	675	790,850

Vacaville Unified School District, CA, (Election of 2014), 4.00%, 8/1/45	2,450	2,842,245

		$48,200,130

Hospital — 24.0%

California Health Facilities Financing Authority, (City of Hope):

4.00%, 11/15/45(2)	$3,000	$3,508,290

5.00%, 11/15/32	635	674,370

5.00%, 11/15/35	910	965,055

5	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44(2)	$6,000	$6,952,800

California Health Facilities Financing Authority, (St. Joseph Health System):

5.00%, 7/1/33	1,145	1,257,680

5.00%, 7/1/37	535	586,237

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(2)	3,555	4,291,418

California Public Finance Authority, (Henry Mayo Newhall Hospital):

5.00%, 10/15/37	500	581,960

5.00%, 10/15/47	1,000	1,145,240

California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	3,750	4,497,525

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	707,394

		$25,167,969

Housing — 1.3%

California Department of Veterans Affairs, Home Purchase Revenue, 3.45%, 12/1/39	$705	$764,741

Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	560	581,521

		$1,346,262

Insured – Escrowed / Prerefunded — 4.7%

Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,993,388

		$4,993,388

Insured – General Obligations — 5.9%

Coalinga-Huron Recreation and Park District, CA, (Election of 2016):

(BAM), 3.00%, 8/1/50	$250	$260,882

(BAM), 4.00%, 8/1/53	1,025	1,136,048

McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	250	261,425

Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,519,070

		$6,177,425

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 7.8%

Alameda Corridor Transportation Authority, CA:

(AMBAC), 0.00%, 10/1/29	$5,000	$4,408,650

(NPFG), 0.00%, 10/1/31	4,500	3,772,530

		$8,181,180

Lease Revenue / Certificates of Participation — 1.0%

California Public Works Board, 5.00%, 11/1/38	$915	$1,014,845

		$1,014,845

Senior Living / Life Care — 0.9%

ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$291,215

California Public Finance Authority, (Enso Village):

Green Bonds, 2.375%, 11/15/28(1)(3)	35	35,287

Green Bonds, 5.00%, 11/15/46(1)(3)	50	55,908

California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	586,109

		$968,519

Special Tax Revenue — 6.0%

Aliso Viejo Community Facilities District No. 2005-01, CA, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$546,099

Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch), 4.00%, 9/1/50	390	429,632

Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):

5.00%, 9/1/23	480	485,832

5.00%, 9/1/24	240	242,897

5.00%, 9/1/25	335	339,027

5.00%, 9/1/26	240	242,866

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(2)	2,100	2,600,724

San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/46(3)	550	624,464

South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	749,432

		$6,260,973

Transportation — 4.9%

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$3,000	$3,651,600

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	750	923,887

6	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	$500	$569,990

		$5,145,477

Water and Sewer — 1.6%

San Mateo, CA, Sewer Revenue, 5.00%, 8/1/36	$1,700	$1,712,665

		$1,712,665

Total Tax-Exempt Municipal Obligations — 140.1% (identified cost $132,063,406)		$147,080,214

Taxable Municipal Obligations — 13.4%
Security	Principal Amount (000’s omitted)	Value

Education — 5.2%

California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$3,270,180

California State University, 3.065%, 11/1/42	1,135	1,141,186

University of California, 3.071%, 5/15/51	1,000	1,001,990

		$5,413,356

Hospital — 5.3%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,858,000

California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,691,475

		$5,549,475

Insured – General Obligations — 0.9%

Sanger Unified School District, CA, (BAM), 2.734%, 8/1/42	$1,000	$989,120

		$989,120

Lease Revenue / Certificates of Participation — 1.1%

Downey, CA, Pension Obligation Bonds, 2.995%, 6/1/44	$1,200	$1,145,088

		$1,145,088

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.9%

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

2.063%, 5/15/34	$500	$470,785

2.163%, 5/15/35	500	471,430

		$942,215

Total Taxable Municipal Obligations — 13.4% (identified cost $13,385,467)		$14,039,254

Total Investments — 155.3% (identified cost $147,090,448)		$163,048,507

Other Assets, Less Liabilities — (55.3)%		$(58,029,531)

Net Assets — 100.0%		$105,018,976

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 12.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 5.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $1,394,429 or 1.3% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(3)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 2.4%
Security	Principal Amount (000’s omitted)	Value

Hospital — 2.4%

Montefiore Obligated Group, 4.287%, 9/1/50	$395	$411,513

NYU Hospitals Center, 4.168%, 7/1/37	1,500	1,556,603

Total Corporate Bonds — 2.4% (identified cost $1,913,216)		$1,968,116

Tax-Exempt Municipal Obligations — 135.7%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.4%

Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$355	$358,067

		$358,067

Education — 14.6%

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	$4,000	$5,022,040

New York Dormitory Authority, (Fordham University), Prerefunded to 7/1/21, 5.50%, 7/1/36	1,000	1,004,340

New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	4,000	5,019,560

New York Dormitory Authority, (Skidmore College):

Prerefunded to 7/1/21, 5.00%, 7/1/27	325	326,280

Prerefunded to 7/1/21, 5.25%, 7/1/29	400	401,656

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):

5.00%, 10/15/39	125	146,098

5.00%, 10/15/49	25	28,636

5.00%, 10/15/54	40	45,658

		$11,994,268

Electric Utilities — 7.2%

New York Power Authority, 4.00%, 11/15/55(1)	$1,000	$1,165,810

Utility Debt Securitization Authority, NY, 5.00%, 12/15/36(1)	4,000	4,763,320

		$5,929,130

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.9%

Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	$1,000	$1,052,000

Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	1,205	1,350,938

		$2,402,938

General Obligations — 10.7%

Buffalo, NY, 5.00%, 4/1/27	$1,985	$2,470,332

Illinois, 5.00%, 10/1/33	1,300	1,583,738

Islip, NY, 5.00%, 5/1/27	605	760,600

Rockville Centre, NY:

5.00%, 10/15/21(2)	930	946,061

5.00%, 10/15/22(2)	910	970,661

5.00%, 10/15/23(2)	915	1,019,859

Washingtonville Central School District, NY:

0.05%, 6/15/35	300	223,179

0.05%, 6/15/36	300	216,063

0.05%, 6/15/37	300	210,102

0.05%, 6/15/38	300	204,414

0.05%, 6/15/39	220	145,732

		$8,750,741

Hospital — 4.0%

Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 3.375%, 10/1/40	$500	$534,355

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	1,500	1,643,385

Suffolk County Economic Development Corp., NY, (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,069,196

		$3,246,936

Housing — 3.3%

New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	$2,625	$2,676,844

		$2,676,844

Industrial Development Revenue — 7.4%

Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(3)	$995	$1,063,486

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,411,837

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	$810	$961,429

Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(3)	2,500	2,617,450

		$6,054,202

Insured – Education — 2.1%

New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$1,250	$1,752,762

		$1,752,762

Insured – General Obligations — 4.0%

Nassau County, NY:

(AGM), 5.00%, 7/1/42	$1,400	$1,730,708

(AGM), 5.00%, 4/1/43(1)	1,200	1,499,676

(AGM), 5.00%, 4/1/43	20	24,995

		$3,255,379

Insured – Other Revenue — 7.7%

New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/27	$1,000	$1,232,930

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGC), 0.00%, 3/1/31	2,520	2,102,638

(AGC), 0.00%, 3/1/32	3,625	2,945,675

		$6,281,243

Insured – Transportation — 7.0%

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	$1,920	$2,204,717

New York Thruway Authority, (AGM), 3.00%, 1/1/46	1,000	1,059,070

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):

(AGM), (AMT), 4.00%, 7/1/37	1,000	1,099,900

(AGM), (AMT), 4.00%, 7/1/46	1,250	1,366,400

		$5,730,087

Lease Revenue / Certificates of Participation — 13.5%

Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42(1)	$4,000	$4,791,000

Monroe County Industrial Development Agency, NY, (Rochester Schools Modernization), 5.00%, 5/1/31(1)	5,000	6,280,900

		$11,071,900

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 10.5%

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(1)	$5,200	$6,533,696

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,066,580

		$8,600,276

Senior Living / Life Care — 3.9%

Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):

4.00%, 11/1/45	$450	$489,267

5.25%, 11/1/26	240	293,762

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/22	165	174,568

Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.):

4.00%, 7/1/34	100	100,182

4.25%, 7/1/32	230	236,626

4.50%, 7/1/42	230	236,063

Westchester County Local Development Corp., NY, (Kendal on Hudson):

5.00%, 1/1/28	1,090	1,155,880

5.00%, 1/1/34	480	506,448

		$3,192,796

Special Tax Revenue — 13.7%

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	$4,000	$4,966,040

New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,236,580

		$11,202,620

Transportation — 10.5%

Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$300	$364,080

New York Thruway Authority, 4.00%, 1/1/50	1,750	2,023,525

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	740	841,025

Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/39	350	433,979

Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	4,000	4,902,760

		$8,565,369

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 12.1%

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/46(1)	$4,000	$4,816,680

Suffolk County Water Authority, NY, 5.00%, 6/1/36(1)	4,000	5,065,520

		$9,882,200

Total Tax-Exempt Municipal Obligations — 135.5% (identified cost $99,436,162)		$110,947,758

Taxable Municipal Obligations — 0.3%
Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.3%

New York City Industrial Development Agency, NY, (Queens Baseball Stadium):

(AGM), 2.236%, 1/1/34	$95	$92,099

(AGM), 2.336%, 1/1/35	140	135,780

Total Taxable Municipal Obligations — 0.3% (identified cost $235,000)		$227,879

Miscellaneous — 0.7%
Security	Units	Value

Real Estate — 0.7%

CMS Liquidating Trust(3)(4)(5)	257	$561,150

Total Miscellaneous — 0.7% (identified cost $822,400)		$561,150

Total Investments — 138.9% (identified cost $102,406,778)		$113,704,903

Other Assets, Less Liabilities — (38.9)%		$(31,851,062)

Net Assets — 100.0%		$81,853,841

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 9.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $4,242,086 or 5.2% of the Trust’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 6).

(5)	Non-income producing security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FNMA	–	Federal National Mortgage Association

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Statements of Assets and Liabilities (Unaudited)

	May 31, 2021
Assets	California Trust	New York Trust

Investments —

Identified cost	$147,090,448	$102,406,778

Unrealized appreciation	15,958,059	11,298,125

Investments, at value	$163,048,507	$113,704,903

Cash	$983,345	$10,486,395

Cash — escrow deposits	—	80,738

Interest receivable	1,487,924	1,220,782

Total assets	$165,519,776	$125,492,818

Liabilities

Payable for floating rate notes issued	$59,578,488	$40,531,169

Payable for when-issued securities	698,537	2,934,898

Payable to affiliates:

Investment adviser fee	55,582	35,046

Administration fee	27,791	20,686

Trustees’ fees	1,412	1,096

Interest expense and fees payable	85,674	69,819

Accrued expenses	53,316	46,263

Total liabilities	$60,500,800	$43,638,977

Net Assets	$105,018,976	$81,853,841

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$71,336	$54,018

Additional paid-in capital	88,880,698	69,693,606

Distributable earnings	16,066,942	12,106,217

Net Assets	$105,018,976	$81,853,841

Common Shares Outstanding	7,133,575	5,401,828

Net Asset Value Per Common Share

Net assets ÷ common shares issued and outstanding	$14.72	$15.15

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2021
Investment Income	California Trust	New York Trust

Interest	$2,732,522	$1,973,451

Total investment income	$2,732,522	$1,973,451

Expenses

Investment adviser fee	$326,701	$158,527

Administration fee	163,351	122,795

Trustees’ fees and expenses	4,184	3,233

Custodian fee	16,116	13,542

Transfer and dividend disbursing agent fees	9,010	9,020

Legal and accounting services	28,778	27,490

Printing and postage	12,420	9,702

Interest expense and fees	132,453	113,368

Miscellaneous	14,803	13,072

Total expenses	$707,816	$470,749

Net investment income	$2,024,706	$1,502,702

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$48,651	$673,112

Net realized gain	$48,651	$673,112

Change in unrealized appreciation (depreciation) —

Investments	$169,120	$286,392

Net change in unrealized appreciation (depreciation)	$169,120	$286,392

Net realized and unrealized gain	$217,771	$959,504

Net increase in net assets from operations	$2,242,477	$2,462,206

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Statements of Changes in Net Assets

	Six Months Ended May 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	California Trust	New York Trust

From operations —

Net investment income	$2,024,706	$1,502,702

Net realized gain	48,651	673,112

Net change in unrealized appreciation (depreciation)	169,120	286,392

Net increase in net assets from operations	$2,242,477	$2,462,206

Distributions to common shareholders	$(2,015,948)	$(1,484,422)

Net increase in net assets	$226,529	$977,784

Net Assets

At beginning of period	$104,792,447	$80,876,057

At end of period	$105,018,976	$81,853,841

13	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2020
Increase (Decrease) in Net Assets	California Trust	New York Trust

From operations —

Net investment income	$3,878,555	$2,917,404

Net realized gain (loss)	(29,389)	451,509

Net change in unrealized appreciation (depreciation)	2,650,089	633,229

Net increase in net assets from operations	$6,499,255	$4,002,142

Distributions to common shareholders	$(3,892,792)	$(2,864,589)

Net increase in net assets	$2,606,463	$1,137,553

Net Assets

At beginning of year	$102,185,984	$79,738,504

At end of year	$104,792,447	$80,876,057

14	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Statements of Cash Flows (Unaudited)

	Six Months Ended May 31, 2021
Cash Flows From Operating Activities	California Trust	New York Trust

Net increase in net assets from operations	$2,242,477	$2,462,206

Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:

Investments purchased	(22,184,135)	(7,625,635)

Investments sold	19,153,852	21,718,100

Increase in short-term investments, net	—	(945,940)

Net amortization/accretion of premium (discount)	191,914	335,696

Decrease in interest receivable	15,973	232,738

Increase (decrease) in payable to affiliate for investment adviser fee	2,211	(5,391)

Increase in payable to affiliate for administration fee	1,105	468

Decrease in payable to affiliate for Trustees’ fees	(99)	(82)

Decrease in interest expense and fees payable	(30,872)	(14,964)

Decrease in accrued expenses	(20,652)	(20,832)

Net change in unrealized (appreciation) depreciation from investments	(169,120)	(286,392)

Net realized gain from investments	(48,651)	(673,112)

Net cash provided by (used in) operating activities	$(845,997)	$15,176,860

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(2,015,948)	$(1,484,422)

Repayment of secured borrowings	—	(3,200,000)

Net cash used in financing activities	$(2,015,948)	$(4,684,422)

Net increase (decrease) in cash and restricted cash	$(2,861,945)	$10,492,438

Cash at beginning of period	$3,845,290	$74,695

Cash and restricted cash at end of period	$983,345	$10,567,133 (1)

Supplemental disclosure of cash flow information:

Cash paid for interest and fees	$163,325	$128,332

(1)	Includes cash of $10,486,395 and cash — escrow deposits of $80,738.

15	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust

	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period (Common shares)	$14.690		$14.320	$13.130	$13.770	$13.600	$14.020

Income (Loss) From Operations

Net investment income(1)	$0.284		$0.544	$0.517	$0.464	$0.496	$0.586

Net realized and unrealized gain (loss)	0.029		0.372	1.203	(0.663)	0.175	(0.681)

Distributions to APS shareholders —

From net investment income(1)	—		—	—	(0.003)	(0.006)	(0.009)

Discount on redemption and repurchase of APS(1)	—		—	—	—	—	0.291

Total income (loss) from operations	$0.313		$0.916	$1.720	$(0.202)	$0.665	$0.187

Less Distributions to Common Shareholders

From net investment income	$(0.283)		$(0.545)	$(0.530)	$(0.465)	$(0.495)	$(0.607)

From net realized gain	—		(0.001)	—	—	—	—

Total distributions to common shareholders	$(0.283)		$(0.546)	$(0.530)	$(0.465)	$(0.495)	$(0.607)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$0.027	$—	$—

Net asset value — End of period (Common shares)	$14.720		$14.690	$14.320	$13.130	$13.770	$13.600

Market value — End of period (Common shares)	$13.630		$13.480	$13.120	$11.030	$12.060	$12.260

Total Investment Return on Net Asset Value(2)	2.32	%(3)	6.89%	13.83%	(0.70)%	5.33%	1.38	%(4)

Total Investment Return on Market Value(2)	3.25	%(3)	7.05%	24.15%	(4.76)%	2.34%	(0.68)%

16	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust

	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2020	2019	2018	2017		2016

Net assets applicable to common shares, end of period (000’s omitted)	$105,019		$104,792	$102,186	$93,695	$99,930		$98,633

Ratios (as a percentage of average daily net assets applicable to common shares):(5)

Expenses excluding interest and fees	1.10	%(6)	1.09%	1.12%	1.28%	1.46%		1.50%

Interest and fee expense(7)	0.25	%(6)	0.68%	1.20%	1.50%	1.32%		0.87%

Total expenses	1.35	%(6)	1.77%	2.32%	2.78%	2.78%		2.37%

Net investment income	3.87	%(6)	3.79%	3.71%	3.45%	3.57%		4.05%

Portfolio Turnover	12	%(3)	23%	8%	129%	19%		12%

Senior Securities:

Total preferred shares outstanding	—		—	—	—	1,999	(8)	1,999	(8)

Asset coverage per preferred share	$—		$—	$—	$—	$74,990	(9)	$74,341	(9)

Involuntary liquidation preference per preferred share	$—		$—	$—	$—	$25,000	(10)	$25,000	(10)

Approximate market value per preferred share	$—		$—	$—	$—	$25,000	(10)	$25,000	(10)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.80)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.

(6)	Annualized.

(7)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and/or iMTP Shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP Shares outstanding.

(8)	Preferred shares represent iMTP Shares and APS.

(9)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

APS	–	Auction Preferred Shares

iMTP Shares	–	Institutional MuniFund Term Preferred Shares

17	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust

	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period (Common shares)	$14.970		$14.760	$13.500	$14.250	$14.100	$14.520

Income (Loss) From Operations

Net investment income(1)	$0.278		$0.540	$0.505	$0.569	$0.628	$0.665

Net realized and unrealized gain (loss)	0.177		0.200	1.254	(0.734)	0.137	(0.651)

Distributions to APS shareholders —

From net investment income(1)	—		—	—	(0.005)	(0.010)	(0.010)

Discount on redemption and repurchase of APS(1)	—		—	—	—	—	0.243

Total income (loss) from operations	$0.455		$0.740	$1.759	$(0.170)	$0.755	$0.247

Less Distributions to Common Shareholders

From net investment income	$(0.275)		$(0.510)	$(0.520)	$(0.580)	$(0.605)	$(0.667)

From net realized gain	—		(0.020)	—	—	—	—

Total distributions to common shareholders	$(0.275)		$(0.530)	$(0.520)	$(0.580)	$(0.605)	$(0.667)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$0.021	$—	$—	$—

Net asset value — End of period (Common shares)	$15.150		$14.970	$14.760	$13.500	$14.250	$14.100

Market value — End of period (Common shares)	$14.900		$13.700	$13.260	$11.390	$12.770	$13.040

Total Investment Return on Net Asset Value(2)	3.16	%(3)	5.65%	13.89%	(0.61)%	5.84%	1.69	%(4)

Total Investment Return on Market Value(2)	10.86	%(3)	7.63%	21.27%	(6.42)%	2.56%	(0.53)%

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust

	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2020	2019	2018	2017		2016

Net assets applicable to common shares, end of period (000’s omitted)	$81,854		$80,876	$79,739	$73,939	$78,026		$77,190

Ratios (as a percentage of average daily net assets applicable to common shares):(5)

Expenses excluding interest and fees	0.88	%(6)	1.12%	1.11%	1.19%	1.37%		1.52%

Interest and fee expense(7)	0.28	%(6)	0.66%	1.18%	1.54%	1.25%		0.82%

Total expenses	1.16	%(6)	1.78%	2.29%	2.73%	2.62%		2.34%

Net investment income	3.71	%(6)	3.68%	3.51%	4.11%	4.37%		4.43%

Portfolio Turnover	9	%(3)	21%	25%	57%	18%		15%

Senior Securities:

Total preferred shares outstanding	—		—	—	—	1,349	(8)	1,349	(8)

Asset coverage per preferred share	$—		$—	$—	$—	$82,841	(9)	$82,220	(9)

Involuntary liquidation preference per preferred share	$—		$—	$—	$—	$25,000	(10)	$25,000	(10)

Approximate market value per preferred share	$—		$—	$—	$—	$25,000	(10)	$25,000	(10)

(1)	Computed using average common shares outstanding.
(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.06)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.

(6)	Annualized.

(7)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and/or iMTP Shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP Shares outstanding.

(8)	Preferred shares represent iMTP Shares and APS.

(9)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

APS	–	Auction Preferred Shares

iMTP Shares	–	Institutional MuniFund Term Preferred Shares

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust) and Eaton Vance New York Municipal Income Trust (New York Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust’s investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2021, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

20

Eaton Vance

Municipal Income Trusts

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at May 31, 2021. Interest expense related to a Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At May 31, 2021, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	New York Trust

Floating Rate Notes Outstanding	$59,578,488	$40,531,169

Interest Rate or Range of Interest Rates (%)	0.07 - 0.15	0.07 - 0.11

Collateral for Floating Rate Notes Outstanding	$89,195,188	$61,063,582

For the six months ended May 31, 2021, the Trusts’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Trust	New York Trust

Average Floating Rate Notes Outstanding	$59,220,000	$41,656,264

Average Interest Rate	0.45%	0.55%

In certain circumstances, the Trusts may enter into shortfall and forbearance agreements with brokers by which a Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2021.

The Trusts may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

21

Eaton Vance

Municipal Income Trusts

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2021, as determined on a federal income tax basis, were as follows:

	California Trust	New York Trust

Aggregate cost	$87,755,665	$61,999,384

Gross unrealized appreciation	$15,837,931	$11,459,955

Gross unrealized depreciation	(123,577)	(285,605)

Net unrealized appreciation	$15,714,354	$11,174,350

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, California Trust entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. California Trust’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and California Trust’s investment advisory agreement with EVM in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.40% of California Trust’s average weekly gross assets and is payable monthly. Gross assets for California Trust are calculated by deducting accrued liabilities except the principal amount of any indebtedness for money borrowed, including debt securities issued and the amount of floating-rate notes included as a liability in its Statement of Assets and Liabilities of up to $59,000,000, and the amount of any outstanding preferred shares issued.

In connection with the closing of the Transaction, New York Trust entered into an interim investment advisory agreement (the “Interim Agreement”) with EVM, which took effect on March 1, 2021. The Interim Agreement allows EVM to continue to manage New York Trust for up to an additional 150 days following the Transaction to provide more time for further proxy solicitation in connection with shareholder approval of a new investment advisory agreement (the “New Agreement”). Pursuant to the terms of the investment advisory agreement and fee reduction agreement in effect prior to March 1, 2021 for New York Trust, the investment adviser fee was computed at an annual rate of 0.40% of New York Trust’s average weekly gross assets and was payable monthly. Gross assets for New York Trust were calculated by deducting accrued liabilities except the principal amount of any indebtedness for money borrowed, including debt securities issued and the amount of floating-rate notes included as a liability in its Statement of Assets and Liabilities of up to $44,500,000, and the amount of any outstanding preferred shares issued. Pursuant to the Interim Agreement, EVM is entitled to receive a fee at the same rate and terms in effect prior to March 1, 2021, with such compensation to be held in an interest-bearing escrow account with New York Trust’s custodian. If the New Agreement is not approved with EVM to replace the Interim Agreement, EVM will be paid the lesser of its costs incurred in performing services under the Interim Agreement or the amount in the escrow account, both plus interest earned on the escrow amount. The New Agreement for New York Trust was not approved by New York Trust’s shareholders nor was the most recent special meeting of shareholders in April 2021 to approve the New Agreement adjourned. Instead, after considering various options, the Board of Trustees of New York Trust approved the termination and liquidation of New York Trust, subject to shareholder approval (see Note 8).

22

Eaton Vance

Municipal Income Trusts

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2021, the investment adviser fees, the effective annual investment adviser fee rates as a percentage of average weekly gross assets and administration fees were as follows:

	California Trust	New York Trust

Investment Adviser Fee	$326,701	$158,527

Effective Annual Investment Adviser Fee Rate	0.40%	0.26%

Administration Fee	$163,351	$122,795

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2021 were as follows:

	California Trust	New York Trust

Purchases	$21,882,672	$10,504,777

Sales	$19,153,852	$20,813,100

5  Common Shares of Beneficial Interest

The Trusts may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Trusts for the six months ended May 31, 2021 and the year ended November 30, 2020.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trusts. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, each Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate a Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trusts for the six months ended May 31, 2021 and the year ended November 30, 2020.

At May 31, 2021, according to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, three affiliated entities together owned 11.9% of California Trust’s common shares.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Municipal Income Trusts

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

At May 31, 2021, the hierarchy of inputs used in valuing the Trusts’ investments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$1,303,234	$—	$1,303,234

Tax-Exempt Mortgage-Backed Securities	—	625,805	—	625,805

Tax-Exempt Municipal Obligations	—	147,080,214	—	147,080,214

Taxable Municipal Obligations	—	14,039,254	—	14,039,254

Total Investments	$—	$163,048,507	$—	$163,048,507

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds	$—	$1,968,116	$—	$1,968,116

Tax-Exempt Municipal Obligations	—	110,947,758	—	110,947,758

Taxable Municipal Obligations	—	227,879	—	227,879

Miscellaneous	—	—	561,150	561,150

Total Investments	$—	$113,143,753	$561,150	$113,704,903

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on New York Trust.

Level 3 investments held by New York Trust at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2021 is not presented.

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trusts’ performance, or the performance of the securities in which the Trusts invest.

8  Subsequent Event

On April 12, 2021, the New York Trust’s Board of Trustees approved a Plan of Liquidation and Termination for New York Trust. At a special meeting of shareholders held on June 25, 2021, New York Trust shareholders were asked to approve the liquidation and termination of New York Trust. The special meeting was adjourned to July 14, 2021 and further adjourned to July 27, 2021 to allow more time for shareholders to vote.

24

Eaton Vance

Municipal Income Trusts

May 31, 2021

Annual Meeting of Shareholders (Unaudited)

California Municipal Income Trust held its Annual Meeting of Shareholders on March 18, 2021 and New York Municipal Income Trust held its Annual Meeting of Shareholders on April 16, 2021. The following action was taken by the shareholders:

Proposal 1.  The election of Cynthia E. Frost, George J. Gorman, Valerie A. Mosley and Susan J. Sutherland as Class I Trustees of the Trust, each for a three-year term ending in 2024.

Trust	Nominee for Class I Trustee: Cynthia E. Frost	Nominee for Class I Trustee: George J. Gorman	Nominee for Class I Trustee: Valerie A. Mosley	Nominee for Class I Trustee: Susan J. Sutherland

California Trust

For	3,922,796	3,964,489	3,795,406	3,938,977

Withheld	2,058,621	2,016,928	2,186,011	2,042,440

New York Trust

For	3,426,056	3,426,533	3,403,760	3,431,373

Withheld	1,090,439	1,089,962	1,112,735	1,085,122

25

Eaton Vance

Municipal Income Trusts

May 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance California Municipal Income Trust

The Fund held a Joint Special Meeting of Shareholders (the “Special Meeting”) with certain other Eaton Vance closed-end funds on January 7, 2021 for the following purpose: approval of a new investment advisory agreement with EVM (“Proposal 1”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	3,479,194	134,025	103,667	0

(1)	Fractional shares were voted proportionately.

(2)

All shares that were voted and votes to abstain were counted towards establishing a quorum, as were broker non-votes. (Broker non-votes are shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.) Abstentions and broker non-votes had the effect of a negative vote on the Proposal. Broker non-votes were not expected with respect to the Proposal because brokers are required to receive instructions from the beneficial owners or persons entitled to vote in order to submit proxies.

26

Eaton Vance

Municipal Income Trusts

May 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

Kimberly M. Roessiger

Secretary

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

28

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

30

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7694    5.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 22, 2021